CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	¥ 1,744,810	¥ 1,482,498
Less: allowance for doubtful accounts	(12,124)	(2,163)	¥ (133)	¥ (241)
Accounts receivable, net	1,732,686	1,480,335
Movement of the allowance for doubtful accounts
Allowance made during the year	10,070	2,032	274
Write-off during the year			(382)
Foreign exchange impact	(109)	(2)
Deferred Revenue
Beginning balance	111,539
Increase	24,361
Closing balance	135,900	111,539
Deferred revenue expected to be recognized as revenue after one year	44,908	14,871
Revenue recognized from the opening deferred revenue balance	104,640	96,084	¥ 66,500
Accounts receivable | Bank loans
Accounts receivable, net
Assets pledged	1,040,521	819,578
Accounts receivable | Finance lease and other financing obligations
Accounts receivable, net
Assets pledged	¥ 110,391	¥ 128,353